SALIENT MF TRUST

Supplement dated May 25, 2018

to the

Salient Adaptive Growth Fund, Salient MLP & Energy Infrastructure Fund, and Salient Trend Fund Class A, Class C, and Class I Prospectus,

Salient Tactical Plus Fund Class A, Class C, Class I, and Class F Prospectus, and

Salient MLP & Energy Infrastructure Fund Class R6 Prospectus

each dated May 1, 2018

IMPORTANT NOTICE REGARDING CHANGES TO THE TRANSFER AGENT

CHANGES TO THE TRANSFER AGENT

Effective on or about July 23, 2018, ALPS Fund Services, Inc. will replace FIS Investor Services, LLC as transfer agent to the Salient Adaptive Growth Fund, Salient MLP & Energy Infrastructure Fund, Salient Tactical Plus Fund, and Salient Trend Fund (the “Funds”). Accordingly, the transfer agent contact information in the prospectus will be changed to correspond with the following table:

	Current Information	Information Effective on or about July 23, 2018
Transfer Agency	FIS Investor Services, LLC	ALPS Fund Services, Inc
P.O. Box	PO Box 182607 Columbus, OH 43218	PO Box 1345 Denver, CO 80201
Street Address	4249 Easton Way, Suite 400 Columbus, OH 43219	1290 Broadway, Suite 1100 Denver, CO 80203

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

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SUPP SMFT TA CONV 05252018

SALIENT MF TRUST

Supplement dated May 25, 2018

to the Statement of Additional Information dated May 1, 2018, as supplemented

IMPORTANT NOTICE REGARDING CHANGES TO THE TRANSFER AGENT

CHANGES TO THE TRANSFER AGENT

Effective on or about July 23, 2018, ALPS Fund Services, Inc. will replace FIS Investor Services, LLC as transfer agent to the Salient Adaptive Growth Fund, Salient MLP & Energy Infrastructure Fund, Salient Tactical Plus Fund, and Salient Trend Fund (the “Funds”). Accordingly, the transfer agent contact information in the prospectus will be changed to correspond with the following table:

	Current Information	Information Effective on or about July 23, 2018
Transfer Agency	FIS Investor Services, LLC	ALPS Fund Services, Inc
P.O. Box	PO Box 182607 Columbus, OH 43218	PO Box 1345 Denver, CO 80201
Street Address	4249 Easton Way, Suite 400 Columbus, OH 43219	1290 Broadway, Suite 1100 Denver, CO 80203

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

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SUPP SMFT TA CONV SAI 05252018